Segment disclosures - Summary of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues for group of similar products and services
Total revenues	$ 200,065	$ 236,692
Products
Revenues for group of similar products and services
Total revenues	16,120	41,592
Services
Revenues for group of similar products and services
Total revenues	$ 183,945	$ 195,100